Cover Page Document	Oct. 29, 2026
Cover [Abstract]
Entity Central Index Key	0000789460
Entity Registrant Name	WORLD KINECT CORPORATION
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Address, Address Line One	9800 N.W. 41st Street,
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
Entity Incorporation, State or Country Code	FL
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity File Number	001-09533
Entity Tax Identification Number	59-2459427
Trading Symbol	WKC
Security Exchange Name	NYSE
City Area Code	305
Local Phone Number	428-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false